Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (16,485)	$ (5,121)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of liability instrument	7,236
Stock-based compensation expense	1,765	265
Loss on derivative liability	72
Amortization of convertible notes debt discount	81	389
Amortization of operating lease right-of-use asset	390	94
Depreciation expense	47
Changes in operating assets and liabilities:
Change in prepaid expenses	(7)	8
Change in accounts payable and accrued expenses	671	525
Change in other current assets	14	(6)
Change in payable to Parent	141
Change in operating lease liability	(326)	(220)
Net cash used in operating activities	(6,401)	(4,066)
Cash flows from investing activities
Purchases of property and equipment	(495)
Net cash used in investing activities	(495)
Cash flows from financing activities
Payment of loan to Parent		(225)
ROFN Agreement payments to Parent	(2,645)
Repayment and proceeds of note receivable from Parent	300	(300)
Proceeds from issuance of convertible notes		4,300
Proceeds from issuance of Series B Preferred Stock, net of direct costs	14,945	2,150
Proceeds from issuance of Series B-1 Preferred Stock, net of direct costs	1,193
Net cash provided by financing activities	13,793	5,925
Net increase in cash and cash equivalents	6,897	1,859
Cash and cash equivalents, beginning of year	2,266	407
Cash and cash equivalents, end of year	9,163	2,266
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	2
Supplemental disclosure of non-cash investing and financing activities:
Addition to derivative liability for debt issuance discount		538
Obtaining operating lease right-of-use asset and liability		2,293
Issuance of Series B Preferred Stock for conversion of Notes and accrued interest	5,866
Reclassification of derivative liability for conversion of Notes to Series B Preferred Stock	538
Additions to accounts payable and accrued expenses for purchases of property and equipment	$ 349